CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares	Class B Ordinary Shares shares	Additional Paid in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	(Accumulated Deficit)/ Retained Earnings CNY (¥)	USD ($)	CNY (¥)
Balances as at beginning of the year (Pre-IPO) at Dec. 31, 2015		¥ 68
Balances as at beginning of the year at Dec. 31, 2015						¥ 103	¥ 15,034	¥ (429,846)		¥ (414,641)
Balances as at beginning of the year (in shares) (Pre-IPO) at Dec. 31, 2015 | shares		110,647,199
Increase (Decrease) in Shareholders' Equity
Net (loss)/income								(117,939)		(117,939)
Share-based compensation expenses					¥ 23,999					23,999
Preferred shares redemption value accretion					(23,999)			(38,300)		(62,299)
Deemed dividend to a preferred shareholder								(42,679)		(42,679)
Appropriation to statutory reserves						1,900		(1,900)
Foreign currency translation adjustments, net of nil tax							1,908			1,908
Balances as at end of the year (Pre-IPO) at Dec. 31, 2016		¥ 68
Balances as at end of the year at Dec. 31, 2016						2,003	16,942	(630,664)		(611,651)
Balances as at end of the year (in shares) (Pre-IPO) at Dec. 31, 2016 | shares		110,647,199
Increase (Decrease) in Shareholders' Equity
Share issuance upon the initial public offering, net of issuance costs	¥ 16				612,835					612,851
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares	24,000,000
Share issuance upon the conversion and redesignation of Pre-IPO Preferred Shares into class A Ordinary Shares	¥ 126				1,498,122					1,498,248
Share issuance upon the conversion and redesignation of Pre-IPO Preferred Shares into class A Ordinary Shares (in shares) | shares	193,070,940
Net (loss)/income								240,352		240,352
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares | Pre-IPO		¥ (68)
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares			¥ 68
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares (in shares) | Pre-IPO | shares		(110,647,199)
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares (in shares) | shares			110,647,199
Share-based compensation expenses					75,736					75,736
Preferred shares redemption value accretion					(75,736)			(6,381)		(82,117)
Appropriation to statutory reserves						53,858		(53,858)
Foreign currency translation adjustments, net of nil tax							(31,893)			(31,893)
Balances as at end of the year at Dec. 31, 2017	¥ 142		¥ 68		2,110,957	55,861	(14,951)	(450,551)		1,701,526
Balances as at end of the year (in shares) at Dec. 31, 2017 | shares	217,070,940	217,070,940	110,647,199	110,647,199
Increase (Decrease) in Shareholders' Equity
Share issuance upon the underwriters' exercise of over-allotment option, net of issuance costs	¥ 2				95,123					95,125
Share issuance upon the underwriters' exercise of over-allotment options, net of issuance costs (in shares) | shares	3,600,000
Net (loss)/income								1,977,306	$ 287,587	1,977,306
Exercise and vesting of share-based awards	¥ 14									14
Exercise and vesting of share-based awards (in shares) | shares	19,919,168
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares	¥ 2		¥ (2)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares	2,500,000		(2,500,000)
Share-based compensation expenses					122,636					122,636
Appropriation to statutory reserves						144,401		(144,401)
Foreign currency translation adjustments, net of nil tax							643		93	643
Balances as at end of the year at Dec. 31, 2018	¥ 160		¥ 66		¥ 2,328,716	¥ 200,262	¥ (14,308)	1,591,896	$ 597,309	4,106,792
Balances as at end of the year (in shares) at Dec. 31, 2018 | shares	243,090,108	243,090,108	108,147,199	108,147,199
Increase (Decrease) in Shareholders' Equity
Cumulative effect of changes in accounting policies								¥ 209,542		¥ 209,542